FAIR VALUE MEASUREMENTS FAIR VALUE MEASUREMENTS - Part 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets And Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net assets (liabilities) at beginning of period	$ 7,331	$ 9,285
Total realized/unrealized gains (losses): [Abstract]
Included in earnings	(320)	216
Included in other comprehensive income (loss)	(30,330)	(2,170)
Net assets (liabilities) at end of period	(23,319)	7,331
Transfers between levels	$ 0	$ 0